Segment reporting by geographic location (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2019
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	42	8.9	44
of which: USA	10.9	38	8.5	42
Asia Pacific	4.7	16	1.4	7
Europe, Middle East and Africa (excluding Switzerland)	5.8	20	3.0	15
Switzerland	6.7	23	7.1	35
Global	(0.4)	(1)	0.0	0
Total	28.9	100	20.3	100

For the year ended 31 December 2018[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.6	42	7.4	43
of which: USA	11.5	38	7.0	41
Asia Pacific	4.9	16	0.9	5
Europe, Middle East and Africa (excluding Switzerland)	6.2	21	2.0	12
Switzerland	7.2	24	6.8	40
Global	(0.7)	(2)	0.0	0
Total	30.2	100	17.1	100

For the year ended 31 December 2017[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	41	7.4	44
of which: USA	11.2	38	6.9	41
Asia Pacific	4.8	16	0.8	5
Europe, Middle East and Africa (excluding Switzerland)	6.1	21	2.0	12
Switzerland	6.9	23	6.5	40
Global	(0.2)	(1)	0.0	0
Total	29.6	100	16.7	100
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b.

UBS AG
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2019
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	41	8.9	46
of which: USA	10.9	37	8.5	44
Asia Pacific	4.7	16	1.3	7
Europe, Middle East and Africa (excluding Switzerland)	5.8	20	2.6	13
Switzerland	6.7	23	6.5	34
Global	0.0	0	0.0	0
Total	29.3	100	19.3	100

For the year ended 31 December 2018[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.6	41	7.4	46
of which: USA	11.5	37	7.0	43
Asia Pacific	4.9	16	0.8	5
Europe, Middle East and Africa (excluding Switzerland)	6.2	20	1.8	11
Switzerland	7.2	23	6.2	38
Global	(0.3)	(1)	0.0	0
Total	30.6	100	16.2	100

For the year ended 31 December 2017[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	40	7.4	47
of which: USA	11.2	37	6.9	44
Asia Pacific	4.8	16	0.8	5
Europe, Middle East and Africa (excluding Switzerland)	6.1	20	1.7	10
Switzerland	6.9	23	6.0	38
Global	0.2	1	0.0	0
Total	30.0	100	15.8	100
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b.